Average Annual Total Returns	0 Months Ended
Mar. 29, 2012
(Institutional) | (Delaware Dividend Income Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Institutional) | (Delaware Dividend Income Fund) | Institutional Class
Average Annual Return:
1 Year	2.34%
5 Years	0.75%
10 Years	5.89%
(Institutional) | (Delaware Dividend Income Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	1.03%
5 Years	(0.66%)
10 Years	4.49%
(Institutional) | (Delaware Dividend Income Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.52%
5 Years	(0.07%)
10 Years	4.37%
(Retail) | (Delaware Dividend Income Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Retail) | (Delaware Dividend Income Fund) | Class A
Average Annual Return:
1 Year	(3.76%)
5 Years	(0.69%)
10 Years	5.05%
(Retail) | (Delaware Dividend Income Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(4.91%)
5 Years	(1.99%)
10 Years	3.73%
(Retail) | (Delaware Dividend Income Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(2.45%)
5 Years	(1.22%)
10 Years	3.68%
(Retail) | (Delaware Dividend Income Fund) | Class B
Average Annual Return:
1 Year	(2.63%)
5 Years	(0.62%)
10 Years	4.17%
(Retail) | (Delaware Dividend Income Fund) | Class C
Average Annual Return:
1 Year	0.33%
5 Years	(0.25%)
10 Years	4.16%
(Retail) | (Delaware Dividend Income Fund) | Class R
Average Annual Return:
Label	(lifetime: 10/1/03-12/31/11)
1 Year	1.83%
5 Years	0.25%
Lifetime	4.66%
(Institutional) | (Delaware Small Cap Core Fund) | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
(Institutional) | (Delaware Small Cap Core Fund) | Institutional Class
Average Annual Return:
1 Year	0.58%
5 Years	0.44%
10 Years	7.37%
(Institutional) | (Delaware Small Cap Core Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	0.58%
5 Years	0.24%
10 Years	6.23%
(Institutional) | (Delaware Small Cap Core Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.38%
5 Years	0.32%
10 Years	6.05%
(Retail) | (Delaware Small Cap Core Fund) | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
(Retail) | (Delaware Small Cap Core Fund) | Class A
Average Annual Return:
1 Year	(5.47%)
5 Years	(1.00%)
10 Years	6.57%
(Retail) | (Delaware Small Cap Core Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(5.47%)
5 Years	(1.17%)
10 Years	5.46%
(Retail) | (Delaware Small Cap Core Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(3.55%)
5 Years	(0.89%)
10 Years	5.35%
(Retail) | (Delaware Small Cap Core Fund) | Class C
Average Annual Return:
Label	(lifetime: 8/1/05-12/31/11)
1 Year	(1.43%)
5 Years	(0.56%)
Lifetime	1.49%
(Retail) | (Delaware Small Cap Core Fund) | Class R
Average Annual Return:
Label	(lifetime: 8/1/05-12/31/11)
1 Year	0.08%
5 Years	(0.07%)
Lifetime	2.00%
(Institutional) | (Delaware Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.88%)
10 Years	6.40%
(Institutional) | (Delaware Small Cap Value Fund) | Institutional Class
Average Annual Return:
1 Year	(0.91%)
5 Years	2.15%
10 Years	8.56%
(Institutional) | (Delaware Small Cap Value Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	(1.76%)
5 Years	1.65%
10 Years	7.61%
(Institutional) | (Delaware Small Cap Value Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.14%
5 Years	1.75%
10 Years	7.31%
(Retail) | (Delaware Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.88%)
10 Years	6.40%
(Retail) | (Delaware Small Cap Value Fund) | Class A
Average Annual Return:
1 Year	(6.84%)
5 Years	0.70%
10 Years	7.62%
(Retail) | (Delaware Small Cap Value Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(7.68%)
5 Years	0.21%
10 Years	6.67%
(Retail) | (Delaware Small Cap Value Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(3.74%)
5 Years	0.52%
10 Years	6.47%
(Retail) | (Delaware Small Cap Value Fund) | Class B
Average Annual Return:
1 Year	(5.60%)
5 Years	0.75%
10 Years	7.63%
(Retail) | (Delaware Small Cap Value Fund) | Class C
Average Annual Return:
1 Year	(2.84%)
5 Years	1.14%
10 Years	7.48%
(Retail) | (Delaware Small Cap Value Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/11)
1 Year	(1.38%)
5 Years	1.65%
Lifetime	8.58%